Deposits - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Time deposits in denomination of greater than $250	$ 425,227	$ 343,756
Deposits in overdraft status reclassified as loans	$ 2,965	$ 3,487